Risk management and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
2.941 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional Amount	$ 61,478
Derivative Liability, Fair Value carrying amount assets	$ (3,241)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional Amount	$ 61,478
Derivative Liability, Fair Value carrying amount assets	$ (2,909)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional Amount	$ 61,478
Derivative Liability, Fair Value carrying amount assets	$ (2,699)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional Amount	$ 61,478
Derivative Liability, Fair Value carrying amount assets	$ (2,476)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional Amount	$ 117,022
Derivative Liability, Fair Value carrying amount assets	$ (3,610)
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%